Document and Entity Information	Oct. 21, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 21, 2022
Entity Registrant Name	MATIV HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13948
Entity Tax Identification Number	62-1612879
Entity Address, Address Line One	100 North Point Center East
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30022
Country Region	1
City Area Code	800
Local Phone Number	514-0186
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	MATV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Mativ Holdings, Inc. (the “Company”) with the Securities and Exchange Commission on October 27, 2022 (the “Original Form 8-K”). In the Original Form 8-K, the Company disclosed its expectation that Omar Hoek would serve as a consultant to the Company following his departure as the Company’s Chief Operating Officer. This Amendment amends the Original Form 8-K to provide the terms of such consulting arrangement.
Entity Central Index Key	0001000623